OTHER PAYABLES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Mar. 31, 2022
OTHER PAYABLES AND OTHER CURRENT LIABILITIES
Schedule of Current and Non-current Portions of Liabilities

	March 31, 2021	March 31, 2022
	RMB	RMB

Accrued advertising expenses (i)	305,217	268,455
Tax payables	77,862	68,720
Deposits	55,770	60,014
Accrued service fee for IT and office support	114,762	53,285
Consideration payable to WeBank, current (Note 10)	71,309	53,162
Interest payable	39,280	50,969
Accrued service fee for transaction support	80,740	39,132
Deferred revenue	23,296	18,049
Accrued salaries and benefits	46,991	13,815
Operating lease liabilities, current	11,657	10,994
Accrued legal proceedings and litigations	17,812	420
Others	49,869	37,318
	894,565	674,333